ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Organization and Basis of Presentation (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)
Kingsoft Cloud Corporation Limited
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	HK
Issued ordinary/registered share capital | $	$ 2,000
Date of establishment, subsidiaries	Feb. 01, 2012
Principal activities, subsidiary	Cloud services
Kingsoft Cloud Corporation Limited | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	100.00%	100.00%
Kingsoft Cloud Corporation Limited | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Beijing Kingsoft Cloud Technology Co., Ltd. ("Beijing Kingsoft Cloud")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 910,000
Date of establishment, subsidiaries	Apr. 09, 2012
Principal activities, subsidiary	Research and development
Beijing Kingsoft Cloud Technology Co., Ltd. ("Beijing Kingsoft Cloud") | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Beijing Kingsoft Cloud Technology Co., Ltd. ("Beijing Kingsoft Cloud") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	100.00%	100.00%
Beijing Yunxiang Zhisheng Technology Co., Ltd. ("Yunxiang Zhisheng")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 1,390,000
Date of establishment, subsidiaries	Dec. 15, 2015
Principal activities, subsidiary	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. ("Yunxiang Zhisheng") | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Beijing Yunxiang Zhisheng Technology Co., Ltd. ("Yunxiang Zhisheng") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	100.00%	100.00%
Camelot Technology Co., Ltd. ("Camelot Technology")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 250,000
Date of establishment, subsidiaries	Sep. 03, 2021
Principal activities, subsidiary	Enterprise digital solutions and related services
Camelot Technology Co., Ltd. ("Camelot Technology") | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Camelot Technology Co., Ltd. ("Camelot Technology") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	92.23%	92.23%
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 2,844,252
Date of establishment, subsidiaries	Aug. 04, 2022
Principal activities, subsidiary	Cloud services
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd. | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd. | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	100.00%	100.00%
Zhuhai Kingsoft Cloud Technology Co., Ltd. ("Zhuhai Kingsoft Cloud")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 11,080
Date of establishment, subsidiaries	Nov. 09, 2012
Principal activities, Variable Interest Entity VIE	Investment holding
Zhuhai Kingsoft Cloud Technology Co., Ltd. ("Zhuhai Kingsoft Cloud") | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company
Zhuhai Kingsoft Cloud Technology Co., Ltd. ("Zhuhai Kingsoft Cloud") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. ("Kingsoft Cloud Information")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 10,000
Date of establishment, subsidiaries	Apr. 13, 2018
Principal activities, Variable Interest Entity VIE	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. ("Kingsoft Cloud Information") | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. ("Kingsoft Cloud Information") | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Beijing Kingsoft Cloud Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Issued ordinary/registered share capital		¥ 200,000
Beijing Kingsoft Cloud Network Technology Co Ltd | Beijing Kingsoft Cloud Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Date of establishment/acquisition, variable interest entities	Nov. 09, 2012
Principal activities, Variable Interest Entity VIE	Cloud services
Beijing Kingsoft Cloud Network Technology Co Ltd | Direct holdings | Beijing Kingsoft Cloud Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Beijing Kingsoft Cloud Network Technology Co Ltd | Indirect holdings | Beijing Kingsoft Cloud Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company
Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo")
Organization Consolidation And Presentation Of Financial Statements
Issued ordinary/registered share capital		¥ 10,000
Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo") | Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo")
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Date of establishment/acquisition, variable interest entities	Dec. 17, 2015
Principal activities, Variable Interest Entity VIE	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo") | Direct holdings | Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo")
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo") | Indirect holdings | Beijing Jinxun Ruibo Network Technology Co., Ltd. ("Beijing Jinxun Ruibo")
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company
Nanjing Qianyi Shixun Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 15,000
Date of establishment, subsidiaries	Mar. 31, 2016
Principal activities, Variable Interest Entity VIE	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd. | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Nanjing Qianyi Shixun Information Technology Co., Ltd. | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Wuhan Kingsoft Cloud Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Issued ordinary/registered share capital		¥ 100,000
Date of establishment, subsidiaries	Dec. 26, 2017
Principal activities, Variable Interest Entity VIE	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd. | Direct holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Wuhan Kingsoft Cloud Information Technology Co., Ltd. | Indirect holdings
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Kingsoft Cloud (Tianjin) Technology Development Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Issued ordinary/registered share capital		¥ 100,000
Kingsoft Cloud (Tianjin) Technology Development Co Ltd | Kingsoft Cloud (Tianjin) Technology Development Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Date of establishment/acquisition, variable interest entities	May 30, 2019
Principal activities, Variable Interest Entity VIE	Cloud services
Kingsoft Cloud (Tianjin) Technology Development Co Ltd | Direct holdings | Kingsoft Cloud (Tianjin) Technology Development Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Kingsoft Cloud (Tianjin) Technology Development Co Ltd | Indirect holdings | Kingsoft Cloud (Tianjin) Technology Development Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Issued ordinary/registered share capital		¥ 20,000
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd. | Qingyang Kingsoft Cloud Data Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Place of establishment and operations	Mainland China
Date of establishment/acquisition, variable interest entities	Mar. 09, 2021
Principal activities, Variable Interest Entity VIE	Cloud services
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd. | Direct holdings | Qingyang Kingsoft Cloud Data Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company	0.00%	0.00%
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd. | Indirect holdings | Qingyang Kingsoft Cloud Data Information Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interest attributable to the Company